Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2021
Revenues | Customer risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Revenues	2019	2020	2021
Customer B	31%	32%	*

Accounts receivable | Customer risk
Concentration Risk [Line Items]
Summary of concentration of risk

	As of
	December 31,
Accounts receivable	2020	2021
Customer A	11%	*
Customer B	39%	55%

Costs and expenses | Supplier risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Costs and expenses	2019	2020	2021

Supplier C	27%	22%	*

Accounts payable | Supplier risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Costs and expenses	2019	2020	2021

Supplier C	27%	22%	*
* Less than 10%